SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
16.	SHARE-BASED PAYMENTS

2016 Equity Incentive Plan

In 2016, the Board of Directors approved the Equity Option Plan (the “2016 Equity Incentive Plan”), which has a term of 10 years and is administrated by the Board of Directors. Under 2016 Equity Incentive Plan, the Company reserved options to its eligible employees, directors and officers of the Group for the purchase of 7,000,000 of the Company’s ordinary shares in aggregate (excluding shares which have lapsed or have been forfeited).

In April 2016, the Board of Directors approved option grants to employees for the purchase of 5,985,000 of the Company’s ordinary shares. 50% of the options granted will generally vest in four or five equal installments over a service period (the “2016 Service Options”) while the remaining 50% of the options will vest in two equal installments of 25% each if a fixed targeted return on the Company’s ordinary shares is achieved (the “2016 Market Options”). Both the Service Options and Market Options (collectively, the “2016 Options”) are exercisable only upon the occurrence of an IPO or change of control (each or collectively, the “exercisability event”). The exercisability event constitutes a performance condition that is not considered probable until the completion of the IPO or change of control. The Company will not recognize any compensation expense until the exercisability event occurs. Upon the occurrence of the exercisability event, the effect of the change in this estimate will be accounted for in the period of change by cumulative compensation cost recognition as if the new estimate had been applied since the service inception date, with the remaining unrecognized compensation cost amortized over the remaining requisite service period. Upon the occurrence of the exercisability event (the IPO completion date), the Company immediately recognized expenses associated with options that were vested as of the IPO completion date amounting to RMB 90,335. In addition, the Company also will recognize the remaining compensation expenses over the remaining service requisite period using the accelerated method.

Modification of options

In September 2016, the Board of Directors approved the modification of substantially all the 2016 Options to require recipients to remain in service with the Company until October 1, 2017, October 1, 2018, October 1, 2019, or October 1, 2020; otherwise the 2016 Options (both vested and unvested portions) will be forfeited. As of the modification date, the original performance condition of the 2016 Options was not expected to be satisfied, therefore, the modification-date fair value of the 2016 Options instead of the original grant-date fair value will be used to measure the modified 2016 Options once they ultimately vest.

In November 2017 (“2017 Modification Date”), the Board of Directors modified share options granted to six directors and officers to be fully vested on the 2017 Modification Date. On the 2017 Modification Date, the Company recognized compensation expenses amounting to RMB2,329 (US$358) associated with the fully vested share options. The fair value of the share options immediately after the modification was the same as that immediately before the modification and therefore, the Company did not recognize any incremental compensation costs related to such modification.

A summary of the equity award activity under 2016 Equity Incentive Plan is stated below:

				Weighted -
		Weighted-	Weighted-	average
		average	average	remaining	Aggregate
	Number of	exercise	grant- date	contractual	intrinsic
	options	price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2016	5,985,000	1.44	N/A	7.91	10,683
Granted	975,000	1.44	5.64
Forfeited	(75,000)	1.44	N/A
Outstanding, December 31, 2017	6,885,000	1.44	N/A	6.84	41,035
Vested and expected to vest at December 31, 2017	6,885,000	1.44	N/A	6.84	41,035
Exercisable at December 31, 2017	3,466,838	1.44	N/A	6.34	20,662

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2017 and the option’s respective exercise price. Total intrinsic value of options exercised for the years ended December 31, 2016 and 2017 was nil as no options were exercised.

5,709,509 awards were vested and share-based compensation expense of RMB95,307 was recorded for the year ended December 31, 2017. As of December 31, 2017, there was US$2,802 of total unrecognized share-based compensation expenses. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

The fair value of Service Options and Market Options were determined using the binomial option valuation model and Monte Carlo simulation model, respectively, with the assistance from an independent third-party appraiser. The option valuation models required the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The suboptimal early exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The risk-free rate for the period within the contractual life of the Options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The estimated fair value of the ordinary shares, was determined with the assistance of an independent third-party appraiser. Subsequent to the IPO, fair value of the ordinary shares is the price of the Company’s publicly traded shares. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The assumptions used to estimate the fair value of 2016 Equity Incentive Plan granted are as follows:

	For the years ended December 31,
	2016	2017
Risk-free interest rate	1.92%-2.23%	2.39%-2.93%
Expected volatility range	48.1%-50.7%	47.5%-49.3%
Suboptimal exercise factor	2.8	2.8
Fair value per ordinary share as at valuation date	US$3.10-$3.26	US$7.07

2017 Share Incentive Plan

In 2017, the Board of Directors approved the Share Incentive Plan (the “2017 Share Incentive Plan”), which has a term of 10 years and is administrated by the Board of Directors. Under 2017 Share Incentive Plan, the Company reserved options to its eligible employees, directors and officers of the Group for the purchase of 5,000,000 of the Company’s ordinary shares in aggregate (excluding shares which have lapsed or have been forfeited).

As at December 31, 2017, no options were granted under 2017 Share Incentive Plan.

Total cost of share-based payments are summarized as follows:

	For the year ended December 31,
	2017
	RMB	US$
Cost of revenues	17,063	2,622
Selling and marketing expenses	9,045	1,390
General and administrative expenses	69,199	10,636
Total	95,307	14,648